PRIVATE PLACEMENT	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
GP Investments Acquisition Corp [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Private Placement Disclosure [Text Block]
NOTE 4. PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor purchased an aggregate of 6,062,500 Private Placement Warrants at a purchase price of $1.00 per warrant in a private placement. After giving retroactive effect for the domestication discussed in Note 1, each Private Placement Warrant is exercisable to purchase one share of common stock at $11.50 per share. The proceeds from the Private Placement Warrants were deposited in the Trust Account. There are no redemption rights or liquidating distributions with respect to the Private Placement Warrants.

NOTE 4. PRIVATE PLACEMENT

Simultaneously with the Initial Public Offering, the Sponsor purchased an aggregate of 6,062,500 Private Placement Warrants at a purchase price of $1.00 per warrant in a private placement. Each Private Placement Warrant is exercisable to purchase one ordinary share at $11.50 per share. The proceeds from the Private Placement Warrants were added to the net proceeds from the Initial Public Offering held in the Trust Account. If the Company does not complete a Business Combination within the Combination Period, the proceeds of the sale of the Private Placement Warrants will be used to fund the redemption of the Company’s Public Shares (subject to the requirements of applicable law) and the Private Placement Warrants will expire worthless. There will be no redemption rights or liquidating distributions with respect to the Private Placement Warrants.